Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project
#: 1
	$ 214	Fees	ARGENTINA	Government of Salta Province	Proyecto Pastos Grandes
#: 2
	228,764	Fees	ARGENTINA	Government of Salta Province	Proyecto Pastos Grandes
#: 3
	331,438	Fees	ARGENTINA	Government of Salta Province	Proyecto Pastos Grandes
#: 4
	$ 140,966	Fees	CHILE	Tesoreria General de la Republica	Arena Minerals Chile